FINANCIAL EXPENSE, NET	12 Months Ended
Dec. 31, 2017
Other Income and Expenses [Abstract]
FINANCIAL EXPENSES, NET
NOTE 13:-	FINANCIAL EXPENSES, NET

	Year ended December 31,
	2017	2016
Financial expenses, net:
Imputed interest in respect to Convertible Notes	15	286
Amortization of debt issuance costs	14	16
Amortization of BCF in respect to Convertible Notes	1,031	1,034
Issuance of Common Stock to finder fee upon the conversion of Convertible Notes	18	-
Adjustment of liability warrants (see also Note 11c2)	2,434	-
Revaluation of warrants to purchase Common Stock	2,978	-
Issuance cost related to warrants to investors and placement agent	457	-
Other financial expenses, net	30	24

	$6,977	$1,360